Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Dividends (in cad per share)	$ 0.0175	$ 0.0400